UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00032

Fundamental Investors, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Fundamental InvestorsSM
Investment portfolio

March 31, 2010
unaudited
Common stocks — 94.59%	Shares	Value (000)

INFORMATION TECHNOLOGY — 15.91%
Microsoft Corp.	38,795,000	$1,135,530
Oracle Corp.	40,762,679	1,047,193
Cisco Systems, Inc.1	25,643,500	667,500
Apple Inc.1	2,370,000	556,784
Corning Inc.	26,824,000	542,113
Google Inc., Class A1	940,000	532,989
Yahoo! Inc.1	30,660,000	506,810
Intuit Inc.1	11,375,000	390,618
EMC Corp.1	14,000,000	252,560
Intel Corp.	9,000,000	200,340
Fidelity National Information Services, Inc.	8,285,499	194,212
Xilinx, Inc.	6,800,000	173,400
Texas Instruments Inc.	7,000,000	171,290
Microchip Technology Inc.	6,000,000	168,960
Visa Inc., Class A	1,850,000	168,406
SAP AG (ADR)	3,000,000	144,510
Lender Processing Services, Inc.	3,807,500	143,733
Hewlett-Packard Co.	2,600,000	138,190
Red Hat, Inc.1	2,500,000	73,175
Tyco Electronics Ltd.	2,615,000	71,860
Linear Technology Corp.	1,860,000	52,601
ASML Holding NV	1,219,568	43,667
KLA-Tencor Corp.	1,274,500	39,408
HTC Corp.	1,880,940	21,993
QUALCOMM Inc.	509,600	21,398
Paychex, Inc.	687,799	21,115
Comverse Technology, Inc.1	2,203,770	18,291
		7,498,646

HEALTH CARE — 11.94%
Merck & Co., Inc.	36,151,059	1,350,242
Medtronic, Inc.	15,325,000	690,085
Roche Holding AG	3,820,000	621,345
Eli Lilly and Co.	13,935,000	504,726
Baxter International Inc.	7,410,000	431,262
Pfizer Inc	16,940,000	290,521
Shire Ltd. (ADR)	3,500,000	230,860
Novartis AG	3,200,000	173,347
Intuitive Surgical, Inc.1	449,895	156,622
Johnson & Johnson	2,400,000	156,480
Amgen Inc.1	2,058,000	122,986
Stryker Corp.	1,900,000	108,718
Novo Nordisk A/S, Class B	1,329,000	103,352
Hospira, Inc.1	1,700,000	96,305
Abbott Laboratories	1,800,000	94,824
St. Jude Medical, Inc.1	2,200,000	90,310
Aetna Inc.	2,310,000	81,104
Hologic, Inc.1	4,274,137	79,242
Laboratory Corporation of America Holdings1	900,000	68,139
Bayer AG	1,000,000	67,768
Medco Health Solutions, Inc.1	926,000	59,783
Thoratec Corp.1	1,489,500	49,824
		5,627,845

INDUSTRIALS — 11.13%
Lockheed Martin Corp.	5,598,200	465,882
Union Pacific Corp.	5,500,000	403,150
Boeing Co.	5,500,000	399,355
Schneider Electric SA	3,157,277	371,018
Emerson Electric Co.	6,000,000	302,040
Deere & Co.	5,000,000	297,300
Parker Hannifin Corp.	4,500,000	291,330
Tyco International Ltd.	7,040,000	269,280
Northrop Grumman Corp.	3,966,243	260,067
First Solar, Inc.1	2,110,000	258,791
United Technologies Corp.	3,250,000	239,232
Waste Management, Inc.	5,900,000	203,137
European Aeronautic Defence and Space Co. EADS NV	8,000,000	161,247
United Parcel Service, Inc., Class B	2,450,000	157,804
Precision Castparts Corp.	1,000,000	126,710
Joy Global Inc.	2,238,638	126,707
Fastenal Co.	2,600,500	124,798
Honeywell International Inc.	2,700,000	122,229
General Electric Co.	6,650,000	121,030
General Dynamics Corp.	1,145,800	88,456
KBR, Inc.	3,950,000	87,532
MTU Aero Engines Holding AG	1,475,220	85,989
Grafton Group PLC, units2	14,962,000	64,283
Corporate Executive Board Co.2	2,304,200	61,269
Republic Services, Inc.	1,601,200	46,467
Vestas Wind Systems A/S1	847,000	46,125
Vallourec SA	200,000	40,407
Iron Mountain Inc.	1,000,000	27,400
		5,249,035

ENERGY — 10.86%
Suncor Energy Inc.	32,632,784	1,061,827
Occidental Petroleum Corp.	6,304,244	532,961
ConocoPhillips	5,970,000	305,485
FMC Technologies, Inc.1	4,500,000	290,835
CONSOL Energy Inc.	6,700,000	285,822
Tenaris SA (ADR)	6,200,000	266,228
Chevron Corp.	3,417,763	259,169
Baker Hughes Inc.	5,000,000	234,200
Royal Dutch Shell PLC, Class A (ADR)	3,500,000	202,510
Royal Dutch Shell PLC, Class B (ADR)	500,000	27,665
Murphy Oil Corp.	3,263,000	183,348
Diamond Offshore Drilling, Inc.	2,050,000	182,061
Acergy SA	9,520,000	174,457
Hess Corp.	2,500,000	156,375
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	3,210,000	142,813
Imperial Oil Ltd.	3,608,739	139,465
TOTAL SA	2,310,000	134,351
OAO TMK (GDR)1	5,685,000	117,395
Schlumberger Ltd.	1,600,000	101,536
Concho Resources Inc.1	1,865,000	93,921
Devon Energy Corp.	1,000,000	64,430
Canadian Oil Sands Trust	1,249,700	37,487
Quicksilver Resources Inc.1	2,592,200	36,472
Denbury Resources Inc.1	1,804,400	30,440
Halliburton Co.	1,000,000	30,130
Arch Coal, Inc.	1,286,600	29,399
		5,120,782

FINANCIALS — 10.73%
JPMorgan Chase & Co.	16,255,000	727,411
Wells Fargo & Co.	19,513,000	607,245
U.S. Bancorp	21,952,000	568,118
Bank of America Corp.	28,000,000	499,800
ACE Ltd.	5,700,000	298,110
Aon Corp.	6,700,000	286,157
Marsh & McLennan Companies, Inc.	11,060,000	270,085
SunTrust Banks, Inc.	9,250,000	247,808
Moody’s Corp.	5,740,000	170,765
AMP Ltd.	26,255,567	150,784
Goldman Sachs Group, Inc.	830,000	141,623
Citigroup Inc.1	32,500,000	131,625
New York Community Bancorp, Inc.	7,500,000	124,050
Crédit Agricole SA	7,000,000	122,762
Jefferies Group, Inc.	5,000,000	118,350
Industrial and Commercial Bank of China Ltd., Class H	148,390,000	113,146
Cincinnati Financial Corp.	3,000,000	86,700
Travelers Companies, Inc.	1,500,000	80,910
Berkshire Hathaway Inc., Class A1	500	60,900
American Express Co.	1,100,000	45,386
CapitalSource Inc.	6,725,954	37,598
Bank of Ireland1	15,863,513	34,346
Irish Life & Permanent Group Holdings PLC1	8,435,059	33,592
People’s United Financial, Inc.	2,000,000	31,280
Bank of New York Mellon Corp.	1,000,000	30,880
Marshall & Ilsley Corp.	3,189,998	25,680
Allied Irish Banks, PLC1	8,200,000	13,293
		5,058,404

CONSUMER DISCRETIONARY — 8.64%
McDonald’s Corp.	12,006,400	801,067
Home Depot, Inc.	14,510,000	469,398
Starbucks Corp.1	13,000,000	315,510
Walt Disney Co.	8,000,000	279,280
Time Warner Inc.	8,500,000	265,795
Johnson Controls, Inc.	7,500,000	247,425
Comcast Corp., Class A	12,640,000	237,885
Virgin Media Inc.1	12,000,000	207,120
Strayer Education, Inc.2	760,000	185,075
Industria de Diseño Textil, SA	2,500,000	165,107
Lowe’s Companies, Inc.	5,630,000	136,471
Amazon.com, Inc.1	1,000,000	135,730
Macy’s, Inc.	5,500,000	119,735
Shaw Communications Inc., Class B, nonvoting	6,000,000	119,220
Marriott International, Inc., Class A	3,352,545	105,672
Nikon Corp.	3,977,000	86,944
News Corp., Class A	3,650,000	52,597
Penn National Gaming, Inc.1	1,763,000	49,011
Chipotle Mexican Grill, Inc.1	379,832	42,796
Weight Watchers International, Inc.	1,070,000	27,317
McGraw-Hill Companies, Inc.	650,000	23,173
		4,072,328

MATERIALS — 8.29%
Rio Tinto PLC	9,975,000	591,531
Syngenta AG	2,082,000	579,863
Potash Corp. of Saskatchewan Inc.	2,734,100	326,315
Cliffs Natural Resources Inc.	3,200,000	227,040
Vale SA, ordinary nominative (ADR)	7,000,000	225,330
CRH PLC	8,219,550	205,659
Dow Chemical Co.	6,876,600	203,341
E.I. du Pont de Nemours and Co.	5,000,000	186,200
Weyerhaeuser Co.	3,583,000	162,202
Praxair, Inc.	1,725,000	143,175
PPG Industries, Inc.	2,166,649	141,699
Newmont Mining Corp.	2,500,000	127,325
Ecolab Inc.	2,500,000	109,875
Monsanto Co.	1,478,495	105,594
Sigma-Aldrich Corp.	1,925,000	103,295
BHP Billiton Ltd.	2,440,000	97,574
MeadWestvaco Corp.	3,750,000	95,812
Alcoa Inc.	6,000,000	85,440
Grupo México, SAB de CV, Series B	30,000,000	80,361
Mosaic Co.	1,000,000	60,770
Vulcan Materials Co.	637,233	30,103
Buzzi Unicem SpA, nonconvertible shares	2,640,000	21,631
		3,910,135

CONSUMER STAPLES — 5.74%
Coca-Cola Co.	8,310,000	457,050
Philip Morris International Inc.	8,224,800	429,006
Altria Group, Inc.	14,175,100	290,873
CVS/Caremark Corp.	7,705,000	281,695
Pernod Ricard SA	2,473,500	210,435
PepsiCo, Inc.	3,100,000	205,096
Procter & Gamble Co.	2,555,000	161,655
Avon Products, Inc.	4,600,000	155,802
Unilever NV, depository receipts	3,835,000	116,219
British American Tobacco PLC	3,150,000	108,659
Coca-Cola Amatil Ltd.	9,603,397	99,114
Colgate-Palmolive Co.	1,100,000	93,786
Kraft Foods Inc., Class A	1,900,000	57,456
C&C Group PLC	8,773,609	39,725
		2,706,571

UTILITIES — 4.00%
GDF SUEZ	7,029,861	272,066
Exelon Corp.	6,160,900	269,909
Questar Corp.	5,000,000	216,000
Edison International	5,250,000	179,392
E.ON AG	4,000,000	147,959
Duke Energy Corp.	8,500,000	138,720
PPL Corp.	4,500,000	124,695
American Water Works Co., Inc.	5,300,000	115,328
Electricité de France SA	1,761,147	96,281
NV Energy, Inc.	7,000,000	86,310
PG&E Corp.	2,000,000	84,840
SUEZ Environnement Co.	2,500,000	57,646
FPL Group, Inc.	1,050,000	50,747
Xcel Energy Inc.	1,500,000	31,800
Entergy Corp.	150,000	12,203
		1,883,896

TELECOMMUNICATION SERVICES — 2.66%
Verizon Communications Inc.	19,800,000	614,196
Telefónica, SA	9,500,000	225,483
Vodafone Group PLC	44,500,000	102,718
AT&T Inc.	3,600,000	93,024
China Telecom Corp. Ltd., Class H	185,180,000	91,350
Koninklijke KPN NV	4,921,551	78,120
SOFTBANK CORP.	1,945,800	47,999
		1,252,890

MISCELLANEOUS — 4.69%
Other common stocks in initial period of acquisition		2,210,809

Total common stocks (cost: $37,804,136,000)		44,591,341

Convertible securities — 0.04%

MISCELLANEOUS — 0.04%
Other convertible securities in initial period of acquisition		16,359

Total convertible securities (cost: $12,500,000)		16,359

	Principal amount
Bonds & notes — 0.01%	(000)

MORTGAGE-BACKED OBLIGATIONS3 — 0.01%
ChaseFlex Trust, Series 2007-2, Class A-1, 0.526% 20374	$10,083	6,359

Total bonds & notes (cost: $6,397,000)		6,359

	Principal amount	Value
Short-term securities — 5.79%	(000)	(000)

Freddie Mac 0.08%–0.35% due 4/1–9/14/2010	$965,005	$964,567
Fannie Mae 0.14%–0.32% due 5/3–10/25/2010	501,851	501,509
Park Avenue Receivables Co., LLC 0.19%–0.21% due 4/13–5/13/20105	241,500	241,465
Jupiter Securitization Co., LLC 0.17%–0.19% due 4/6–5/6/20105	107,800	107,793
Straight-A Funding LLC 0.18%–0.22% due 5/7–6/9/20105	253,580	253,522
U.S. Treasury Bills 0.15%–0.22% due 5/27–8/26/2010	165,350	165,272
Coca-Cola Co. 0.14%–0.18% due 4/12–5/20/20105	140,950	140,926
Hewlett-Packard Co. 0.10%–0.16% due 4/6–4/30/20105	85,500	85,494
Federal Home Loan Bank 0.12% due 4/28/2010	61,900	61,893
Emerson Electric Co. 0.16%–0.17% due 4/26–5/24/20105	52,767	52,758
General Electric Co. 0.05% due 4/1/2010	51,800	51,800
NetJets Inc. 0.18% due 5/17/20105	51,809	51,797
Bank of America Corp. 0.17% due 4/23/2010	43,200	43,195
Honeywell International Inc. 0.12% due 4/1/20105	6,900	6,900

Total short-term securities (cost: $2,728,800,000)		2,728,891

Total investment securities (cost: $40,551,833,000)		47,342,950
Other assets less liabilities		(202,122)

Net assets		$47,140,828

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
3Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4Coupon rate may change periodically.
5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $940,655,000, which represented 2.00% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 3/31/10 (000)

Strayer Education, Inc.	743,100	16,900	—	760,000	$570	$185,075
Grafton Group PLC, units	14,962,000	—	—	14,962,000	509	64,283
Corporate Executive Board Co.	2,304,200	—	—	2,304,200	253	61,269
					$1,332	$310,627

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total

Common stocks:
Information technology	$7,498,646	$—	$—	$7,498,646
Health care	5,627,845	—	—	5,627,845
Industrials	5,249,035	—	—	5,249,035
Energy	5,120,782	—	—	5,120,782
Financials	5,058,404	—	—	5,058,404
Consumer discretionary	4,072,328	—	—	4,072,328
Materials	3,910,135	—	—	3,910,135
Consumer staples	2,706,571	—	—	2,706,571
Utilities	1,883,896	—	—	1,883,896
Telecommunication services	1,252,890	—	—	1,252,890
Miscellaneous	2,210,809	—	—	2,210,809
Convertible securities	—	16,359	—	16,359
Bonds & notes	—	6,359	—	6,359
Short-term securities	—	2,728,891	—	2,728,891
Total	$44,591,341	$2,751,609	$—	$47,342,950

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$9,480,871
Gross unrealized depreciation on investment securities	(2,691,456)
Net unrealized appreciation on investment securities	6,789,415
Cost of investment securities for federal income tax purposes	40,553,535

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-910-0510O-S21520

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FUNDAMENTAL INVESTORS, INC.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: May 28, 2010

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: May 28, 2010